Note 8 - Notes Payable (Details) - Long-Term Debt (USD $)	Mar. 31, 2014	Dec. 31, 2013	Jan. 25, 2013	Dec. 31, 2012	Aug. 28, 2012	Jan. 23, 2012	Dec. 31, 2013 Notes Payable For Insurance Premiums Due In Monthly Installment Through April Two Thousand Fourteen Six Point Seventy Three Percent Fixed Rate [Member]	Dec. 31, 2012 Notes Payable For Insurance Premiums Due In Monthly Installment Through April Two Thousand Fourteen Six Point Seventy Three Percent Fixed Rate [Member]	Dec. 31, 2013 Nine Percent Series B Senior Secured Redeemable Debentures Due September 30, 2013 to February 28, 2014 [Member]	Dec. 31, 2012 Nine Percent Series B Senior Secured Redeemable Debentures Due September 30, 2013 to February 28, 2014 [Member]	Dec. 31, 2013 Note Payable Collateralized By Building Due In Monthly Installments With Balloon Payment At November Thirty Two Thousand Seventeen Five Point Seven Percent Variable Rate [Member]		Dec. 31, 2012 Note Payable Collateralized By Building Due In Monthly Installments With Balloon Payment At November Thirty Two Thousand Seventeen Five Point Seven Percent Variable Rate [Member]		Dec. 31, 2013 Notes Payable Collateralized by Equipment Due December 9, 2014 to August 25, 2018 [Member]		Dec. 31, 2012 Notes Payable Collateralized by Equipment Due December 9, 2014 to August 25, 2018 [Member]		Dec. 31, 2013 Notes Payable Collateralized By Real Estate Due In Monthly Installments Through December Twenty Eight Two Thousand And Thirty Two Four Point Two Five Percent [Member]	Dec. 31, 2012 Notes Payable Collateralized By Real Estate Due In Monthly Installments Through December Twenty Eight Two Thousand And Thirty Two Four Point Two Five Percent [Member]	Aug. 28, 2012 Notes Payable Collateralized By Real Estate Due In Monthly Installments Through December Twenty Eight Two Thousand And Thirty Two Four Point Two Five Percent [Member]
Dec. 31, 2013
Ten Percent Convertible Promissory Note To Related Party Due In Quarterly Installments Commencing May Seventeen Two Thousand Thirteen Through Due February Seventeen Two Thousand Seventeen Ten Percent [Member]

Dec. 31, 2012
Ten Percent Convertible Promissory Note To Related Party Due In Quarterly Installments Commencing May Seventeen Two Thousand Thirteen Through Due February Seventeen Two Thousand Seventeen Ten Percent [Member]

Feb. 17, 2012
Ten Percent Convertible Promissory Note To Related Party Due In Quarterly Installments Commencing May Seventeen Two Thousand Thirteen Through Due February Seventeen Two Thousand Seventeen Ten Percent [Member]
																									Dec. 31, 2013 Notes Payable Collateralized By Equipment Due In Monthly Installments Through December Nine Two Thousand And Fourteen To August Twenty Five Two Thousand Eighteen [Member]	Dec. 31, 2012 Notes Payable Collateralized By Equipment Due In Monthly Installments Through December Nine Two Thousand And Fourteen To August Twenty Five Two Thousand Eighteen [Member]	Dec. 31, 2012 Note Payable Collateralized By Building Due In Monthly Installments Maturing January Thirteen Two Thousand Twenty Two Fifteen Point Four Nine Percent Fixed Rate [Member]	Dec. 31, 2013 Note Payable Collateralized by Real Estate Due September 1, 2026 [Member]	Dec. 31, 2012 Note Payable Collateralized by Real Estate Due September 1, 2026 [Member]	Dec. 31, 2013 Note Payable Assumed in Acquisition Collateralized by Equipment Due January 20, 2013 to November 2, 2017 [Member]	Dec. 31, 2012 Note Payable Assumed in Acquisition Collateralized by Equipment Due January 20, 2013 to November 2, 2017 [Member]	Dec. 31, 2013 Note Payable Assumed in Acquisition Collateralized by Equipment Due September 14, 2014 to January 11, 2017 [Member]		Dec. 31, 2012 Note Payable Assumed in Acquisition Collateralized by Equipment Due September 14, 2014 to January 11, 2017 [Member]		Dec. 31, 2012 Note Payable Assumed In Acquisition Due To Factoring Company As Part Of Accounts Receivable Factoring Arrangement Effective Interest Rate Of Twenty Point Four Percent [Member]
Dec. 31, 2013
Note Payable Collateralized By Property And Equipment Due In Monthly Installments Maturing September Thirteen Two Thousand Twenty Three Three Point Two Five Percent Variable Rate [Member]
																																						Dec. 31, 2013 Promissory Note To Related Party Interest And Principal Due April Thirty Two Thousand Fourteen Thirteen Percentage Fixed Rate [Member]	Dec. 31, 2013 Note Payable For Mag Tank Financing Maturing From November Fourteen Two Thousand And Fourteen To December Nineteen Two Thousand And Fourteen Fifteen Percentage Fixed Rate [Member]
Debt Instrument [Line Items]
Total Notes Payable	$ 15,679,765	$ 15,281,951	$ 1,070,000	$ 13,370,752	$ 650,000	$ 179,000	$ 309,035	$ 127,090	$ 90,000	$ 90,000	$ 1,347,051	[1]	$ 1,415,582	[1]	$ 4,674,817	[2]	$ 5,140,056	[2]	$ 1,083,886	$ 1,120,000	$ 1,120,000	$ 1,787,500	$ 2,200,000	$ 2,200,000	$ 979,863	$ 942,774	$ 30,217	$ 42,786	$ 45,419	$ 257,176	$ 501,723	$ 807,376	[3]	$ 1,528,198	[3]	$ 229,693	$ 1,076,468	$ 1,382,341	$ 1,443,652
Less: current portion		(7,226,951)		(4,053,749)
Total Long-Term Debt		$ 8,055,000		$ 9,317,003

[1]	Note includes debt covenants for which we were not in compliance at December 31, 2013. The lender waived the default provisions related to our non-compliance as of December 31, 2013 and as of the next measurement period, December 31, 2014
[2]	Includes notes that contained debt covenants for which we were not in compliance at December 31, 2013. The lender waived the default provisions related to our non-compliance as of December 31, 2013, the Covenant's next measurement period is as of December 31, 2014
[3]	Includes notes classified as liabilities associated with assets held for sale of which $170 thousand is current and $67 thousand is long term